Notes Receivable (Details) (USD $)										12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Tax Increment Financing Bonds [Member]	Dec. 31, 2010 Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Loans Receivable [Member]	Dec. 31, 2010 Loans Receivable [Member]	Dec. 31, 2011 Other Notes [Member]	Dec. 31, 2010 Other Notes [Member]	Dec. 31, 2011 Maximum [Member] Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Maximum [Member] Loans Receivable [Member]	Dec. 31, 2011 Maximum [Member] Other Notes [Member]	Dec. 31, 2011 Minimum [Member] Tax Increment Financing Bonds [Member]	Dec. 31, 2011 Minimum [Member] Loans Receivable [Member]	Dec. 31, 2011 Minimum [Member] Other Notes [Member]
Components of notes receivable
Loans receivable	$ 84,541,000	$ 103,705,000	$ 58,719,000			$ 84,500,000	$ 103,700,000
Other notes								3,000,000	2,800,000
Tax Increment Financing Bonds ("TIF Bonds"):	6,400,000	13,800,000		6,400,000	13,800,000
Notes receivable, net	$ 93,905,000	$ 120,330,000
Maturity Date				April 2014 to July 2026		September 2011 to October 2017		November 2014 to September 2017
Interest Rate											14.00%	12.00%		5.70%	8.50%
Bond interest rate										8.50%			5.50%